As filed with the Securities and Exchange Commission on July 31, 2008

       1940 Act File No. 811-22221

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐   Amendment No. __

WELLS FARGO MULTI-STRATEGY 100 MASTER FUND I, LLC

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Exact Name of Registrant as Specified in Charter

C/O WELLS FARGO ALTERNATIVE ASSET MANAGEMENT, LLC

333 MARKET STREET, 29TH FLOOR

SAN FRANCISCO, CA 94105

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Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code (415) 371-4000

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EILEEN ALDEN

333 MARKET STREET, 29TH FLOOR

SAN FRANCISCO, CA 94105

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Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

GEORGE J. ZORNADA

K&L GATES LLP

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MA  02111

EXPLANATORY NOTE

This Registration Statement of Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Registrant”) has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”).  However, interests in the Registrant have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), and such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.  Investments in the Registrant may only be made by entities or persons that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of any offer to buy, interests in the Registrant.

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference to the Registration Statement on Form N-2 (File No. 811-22220) and the Registration Statement on Form N-2 (File No. 811-22219) (together, the “Feeder Funds’ Registration Statements on Form N-2”) of, respectively, Wells Fargo Multi-Strategy 100 Fund I, LLC and Wells Fargo Multi-Strategy TEI Fund I, LLC (the “Feeder Funds”), as filed with the Securities and Exchange Commission (the “SEC”).

ITEM 3. FEE TABLE.

This table describes the approximate fees and expenses that you will pay if you buy and hold units of limited liability company interest (“Units”) in Wells Fargo Multi-Strategy Master Fund I, LLC (the “Master Fund”).

Annual Expenses (as a percentage of average net assets of the Master Fund):

Annual Expenses (as a percentage of net assets attributable to Units)
Management Fees	1.25%
Other Expenses (1)	0.52%
Total Annual Fund Operating Expenses	1.77%
Acquired Fund (Trust) Fees and Expenses (2)(3)	6.33%
Total Annual Expenses (4)	8.10%

(1) “Other Expenses” are estimated based on net assets of $150 million and anticipated expenses for the first year of the Master Fund’s operations and includes accounting and professional fees and other expenses, including, without limitation, the Administration Fee, that the Master Fund will bear directly, including custody fees and expenses.  See “FEES AND EXPENSES — Administrative, Accounting, Custody, Transfer Agent and Registrar Services” in the Memorandum included in the Feeder Funds’ Registration Statement on Form N-2 for more information.

(2) Members also bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Master Fund as an investor in the Trusts.  The “Acquired Fund (Trust) Fees and Expenses” are based on historic earnings of the Trusts, which may (and which should be expected to) change substantially over time and, therefore, significantly affect Acquired Fund (Trust) Fees and Expenses.  In addition, the Trusts held by the Master Fund will also change, further impacting the calculation of the Acquired Fund (Trust) Fees and Expenses.  Each series of each Trust will pay a management fee, accrued monthly and paid quarterly.  The fee rate will vary and is expected to range from 1.10% to 2.60% annually of the net asset value of that series.  Additionally, HFR will generally receive an incentive allocation from each series of each Trust equal to 20% of any net new appreciation of that s eries as of the end of each performance period for which an incentive allocation is determined.  Net new appreciation of a series as of the end of a performance period is the excess of the net asset value of the series as of that day over the highest net asset value of the series as of the end of any previous performance period or the net asset value of the series on the date of its issuance.  The performance period for a Trust may be based on a calendar year or other period such as a calendar quarter.  Each Trust will issue units of beneficial interest in multiple series so as to facilitate the calculation of the incentive allocation.  These fees are also payable on redemption from a Trust.  Each Trust also pays an administrative services fee of 0.25% per annum.  Each Trust will also incur transactional expenses, including brokerage costs and margin interest costs, and fees and expenses of its trustee, custodian, and administrator.  Because the fees and expenses reduce the net return to the Master Fund, a Member indirectly bears these transactional expenses and fees.

(3) The Acquired Fund (Trust) Fees and Expenses include the Master Fund’s share of operating expenses and performance-based incentive allocations of the Trusts in which the Master Fund invests.  The total estimated 6.33% of Acquired Fund (Trust) Fees and Expenses consists of approximately 2.07% in management fees, approximately 0.54% in other expenses (trading, etc.) and approximately 3.71% in incentive allocations.

(4) The “Total Annual Expenses” disclosed above differ significantly from the ratio of expenses to average net assets (Fund expense ratio) that will be included in the financial statements in the Master Fund’s annual reports because the financial statements will depict the Master Fund’s expenses and do not include the portion of Acquired Fund (Trust) Fees and Expenses that represent costs incurred at the Trust level, as required to be disclosed in the above table.

The purpose of the table below is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled “Summary of Fees and Expenses” and “Fees and Expenses” in the Feeder Funds’ private placement memorandum (“Memorandum”) included in the Feeder Funds’ Registration Statements on Form N-2.  The example is based on the fees and expenses as set forth in the table above, including the Acquired Fund Fees and Expenses and should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown. The rate of return of the Master Fund may be greater or less than the hypothetical 5% return used in the example.  A greater rate of return than that used in the example would increase the dollar amount of the investment advisory fee paid by the Master Fund.

Example

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment in the Master Fund, assuming a 5% annual return:	81	235	381	706

The Master Fund invests in private investment funds, presently in certain of the various sub-trusts (each, a “Trust”) of HFR Umbrella Trust, a Bermuda Unit Trust. The costs included in the Acquired Funds Fees and Expenses in the Annual Expenses table above are incurred at the Trust level and include management fees, administration fees, professional fees, incentive fees and other operating expenses.  In addition, the Trusts also incur trading expenses, including interest and dividend expenses, which are the byproduct of leveraging or hedging activities employed by the trading managers of the Trusts (“Trading Managers”) in order to seek to enhance or preserve the Trusts’ returns.  Had the Acquired Fund Fees and Expenses not been included in the example above, such that only the direct expenses incurred at the Master Fund level were included, the estimated fees an d expenses for the 1, 3, 5 and 10 year periods would have been as follows:

Example

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment in the Master Fund, assuming a 5% annual return:	18	55	94	205

ITEM 8. GENERAL DESCRIPTION OF THE REGISTRANT.

The Master Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Master Fund was established as a limited liability company under the laws of Delaware on May 15, 2008. Units of the Master Fund are being issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under the 1933 Act. Investments in the Master Fund generally may be made only by U.S. and foreign investment companies or other investment vehicles that are “accredited investors,” as defined in Regulation D under the 1933 Act. The Registrant may decline to accept any investment in its discretion. This Registration Statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the 1933 Act.

Information on the Master Fund, the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled “The Funds,” “Investment Program of the Funds” and “Risk Factors” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 9. MANAGEMENT

A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled “Management,” “The Adviser” and “Fees and Expenses” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2. The following list identifies the specific sections of the Memorandum under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

ITEM 9.1(a) “Management - The Boards of Managers of the Funds and the Master Fund.”

ITEM 9.1 (b) “The Adviser.”

ITEM 9.1 (c) “The Adviser.”

ITEM 9.1(d) “Fees and Expenses – Administrative, Accounting, Custody, Transfer Agent and Registrar Services.”

ITEM 9.1 (e) “Fees and Expenses – Administrative, Accounting, Custody, Transfer Agent and Registrar Services.”

ITEM 9.1 (f) “Fees and Expenses.”

ITEM 9.1 (g) The Master Fund may effect brokerage transactions through affiliates of Wells Fargo Alternative Asset Management, LLC (the “Adviser” or “WFAAM”), subject to compliance with the 1940 Act.

ITEM 9.2. NON-RESIDENT MANAGERS

Not applicable

ITEM 9.3 CONTROL PERSONS

See response to item 19 below. To the extent that any investor becomes the beneficial owner of more than 25% of the outstanding Units of limited liability company interest (by value) of the Master Fund, such investor may be deemed to be a “control person” of the Master Fund for purposes of the 1940 Act.

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1. CAPITAL STOCK

The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes.

The beneficial interest in the Master Fund shall be divided into Units.  The number of Units in the Master Fund shall be unlimited.  All Units issued by the Master Fund shall be fully paid and nonassessable.  Unit holders shall have no preemptive or other rights to subscribe to any additional Units or other securities issued by the Master Fund.  The Board of Managers of the Master Fund shall have full power and authority, in their sole discretion and without obtaining Unit holder approval, (a) to issue original or additional Units at such times and on such terms and conditions as they deem appropriate, (b) to establish and to change in any manner Units with such preference, terms of conversion, voting powers, rights, and privileges as the Managers may determine consistent with the 1940 Act (but the Managers may not change Units in a manner materially adverse to the Unit holders), (c) to divide or combine the Units in the Master Fund into a greater or lesser number, (d) to abolish the Master Fund, (e) to issue Units to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses and (f) to take such other action with respect to the Units as the Managers may deem desirable consistent with the 1940 Act.

The Managers shall accept investments from such persons and on such terms as they may from time to time authorize.  At the Managers’ sole discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the Master Fund is authorized to invest.  The Managers shall have the right to refuse to accept investments in the Master Fund at any time without any cause or reason therefor whatsoever.  Notwithstanding anything in the Master Fund’s Limited Liability Company Agreement (“LLC Agreement”) to the contrary, Units shall be only issued in a transaction or transactions not requiring registration under the 1933 Act.  The Managers shall impose such other limitations on investments in the Master Fund as are necessary to avoid having the Master Fund treated as a “publicly traded partnership” within the meaning of Section 7704 of the Internal Revenue Code of 1986, as amended.

The Master Fund may be terminated by a majority vote of Unit holders of the Master Fund (“Member”) or the Managers by written notice to the Members.

The Managers may, without Member approval, cause the Master Fund to merge or consolidate with or into any other entity or entities as long as consistent with the 1940 Act.  Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Managers that are not “interested persons” as defined in the 1940 Act, and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

The Managers may, without the prior consent or vote of the Members, (i) cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association, or other organization (each, a “successor entity”) to take over all of the Master Fund property or assets or to carry on any business in which the Master Fund shall directly or indirectly have any interest, (ii) sell, convey, and transfer Master Fund property or assets to any such successor entity in exchange for the equity interests thereof or otherwise and (iii) lend money to, subscribe for the equity interests in, and enter into any contracts with, any such successor entity consistent with the 1940 Act.

Summary of LLC Agreement.

The following is a summary description of additional items and of select provisions of the LLC Agreement. The description of such items and provisions is not definitive and reference should be made to the complete text of the form of LLC Agreement contained as an exhibit.

Liability of Members and Managers

Except as provided under the Delaware Limited Liability Company Act (the “Delaware Act”) or the 1940 Act, a Member will not be liable for the Master Fund’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member.  Except as provided under the Delaware Act or the 1940 Act, a Manager will not be liable for the Master Fund’s debts, obligations or liabilities.

Duty of Care

The Master Fund’s LLC Agreement provides that no Manager is liable to the Master Fund or to any of its Members for any loss or damage occasioned by any act or omission in the performance of a Manager’s services pursuant to any agreement, including the LLC Agreement, between a Manager and the Master Fund for the provision of services to the Master Fund unless it is determined by final judicial decision on the merits from which there is no further right to appeal that such loss is due to an act or omission of the Manager constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the performance of his services to the Master Fund.  The Master Fund’s LLC Agreement also contains provisions for the indemnification by the Master Fund, to the fullest extent permitted by law, of the Manager of the Master Fund and the directors, officers and employees of the Master Fund (including his or her respective executors, heirs, assigns, successors, or other legal representatives), but not by the Members individually, against any liability and expense to which any of them may be liable which arises in connection with the performance of their activities on behalf of the Master Fund.  The rights of indemnification provided under the Master Fund’s LLC Agreement will not be construed so as to provide for indemnification of a Manager for any liability (including liability under federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but will be construed so as to effectuate the applicable provisions of the LLC Agreement to the fullest extent permitted by law.

Members of the Master Fund will be members of a limited liability company as provided under Delaware law.  Members that are not in breach of any obligation under the LLC Agreement or under their combined form of proxy and consent in connection with subscription agreement, application or certification or under any other document pursuant to which Members agree to be bound by all the terms and provisions of the LLC Agreement will be liable to the Master Fund, any other Member, or third parties only as provided under Delaware law.

Power of Attorney

By purchasing Units and by signing the Master Fund’s LLC Agreement, each Member will appoint each Manager, acting severally, and any liquidator of the Master Fund’s assets appointed pursuant to the LLC Agreement, with full power of substitution, his or her attorney-in-fact for purposes of filing required certificates and documents relating to the formation and continuance of the Master Fund as a limited liability company under Delaware law or signing all instruments effecting authorized changes in the Master Fund or the LLC Agreement.

The power-of-attorney granted in the Master Fund’s LLC Agreement is a special power-of-attorney coupled with an interest in favor of each of the Managers and any liquidator of the Master Fund’s assets and, as such: (1) is irrevocable and continue in full force and effect notwithstanding the subsequent death or incapacity of any party granting the power-of-attorney, regardless of whether the Master Fund, Board or liquidator has had notice thereof; and (2) survives a transfer by a Member of such Member’s Units, except that, where the transferee thereof has been approved by the Board, the power-of-attorney given by the transferor survives such transfer for the sole purpose of enabling the Board to execute, acknowledge, and file any instrument necessary to effect such transfer.

Term, Dissolution and Liquidation

The Master Fund will be dissolved only:

(1)

upon the affirmative vote to dissolve the Master Fund by the Board;

(2)

upon the determination not to continue the business of the Master Fund or the failure of Members to elect the required number of Managers at a meeting called by WFAAM in accordance with the LLC Agreement;

(3)

at any time there are no Members in accordance with and subject to Delaware law; or

(4)

the entry of a decree of judicial dissolution under Delaware law.

Upon the occurrence of any event of dissolution with respect to the Master Fund, the Board will promptly appoint the Adviser as the liquidator, and the Adviser will liquidate the assets, and wind up the business and affairs of the Master Fund, except that, if the Adviser is unable or unwilling to perform this function, the Board will appoint another person to serve as liquidator, and, if the Board is unable or unwilling to appoint another person to serve as liquidator, Members holding a majority of the total number of votes eligible to be cast by all Members will appoint another person to serve as liquidator, and such person will promptly liquidate assets, and wind up the business and affairs of the Master Fund.  Net profits or net losses during the fiscal period including the period of liquidation are allocated as described in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

Upon the dissolution of the Master Fund, its assets are to be distributed in accordance with Delaware law and the LLC Agreement as follows:

(1)

the debts of the Master Fund and the expenses of liquidation (including legal and accounting expenses incurred in connection therewith), up to and including the date that distribution of the Master Fund’s assets to its Members has been completed, will first be paid in accordance with priority and on a pro rata basis in accordance with their respective amounts; and

(2)

the Members will next be paid on a pro rata basis in accordance with the positive balances of their respective capital accounts after giving effect to all allocations to be made to such Members’ capital accounts for the fiscal period ending on the date of the distributions.

Voting

Each Member of the Master Fund will be entitled to cast at any meeting of Members a number of votes equivalent to the aggregate Net Asset Value of such Member’s Unit ownership as of the record date for such meeting.  The Board will establish a record date not less than 10 days nor more than 90 days prior to the date of any meeting of Members as the record date for determining eligibility to vote at such meeting and the number of votes that each Member will be entitled to cast at the meeting, and will maintain for each such record date a list setting forth the name of each Member and the number of votes that each Member will be entitled to cast at the meeting.   Members of the Master Fund will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would normally be entitled to vote, including the election of Managers, approval of the Master Fund’s agreement with any investment adviser to the Master Fund, and certain other matters, to the extent that the 1940 Act requires a vote of Members on any such matters. Except for the exercise of their voting privileges, Members of the Master Fund in their capacity as such are not entitled to participate in the management or control of the Master Fund’s business, and may not act for or bind the Master Fund.

Reports to Members

The Master Fund will furnish to Members as soon as practicable after the end of each taxable year such information as is necessary for such Members to complete federal and state income tax or information returns, along with any other tax information required by law. The Master Fund will send a semi-annual and an audited annual report to Members within 60 days after the close of the period for which it is being made, or as otherwise required by the 1940 Act.

Fiscal Year

For accounting purposes, the Master Fund’s fiscal year is the 12-month period ending on January 31. The first fiscal year of the Master Fund will commence on the date of the initial closing and will end on January 31, 2009. For tax purposes, the Master Fund intends to adopt the 12-month period ending December 31 of each year as its taxable year. However, in certain circumstances, the Master Fund may be required to adopt a taxable year ending on another date.

Also, see Exhibit (a) to this Registration Statement.

ITEM 10.2. LONG-TERM DEBT.

Not applicable.

ITEM 10.3. GENERAL.

Not applicable.

ITEM 10.4. TAXES.

Information on the taxation of the Master Fund is incorporated by reference from the section entitled “Taxes” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 10.5. OUTSTANDING SECURITIES.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Own Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3), as of July 31, 2008
Units of Limited Liability Company Interest	Unlimited	0	$1,000

ITEM 10.6. SECURITIES RATINGS.

Not applicable.

ITEM 11. DEFAULTS AND ARREARS ON SENIOR SECURITIES.

Not applicable.

ITEM 12. LEGAL PROCEEDINGS.

Not applicable.

ITEM 13. TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION (“SAI”).

Not applicable.

PART B

Part B of this Registration Statement should be read in conjunction with Part A.  Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

ITEM 14. COVER PAGE OF SAI.

Not applicable.

ITEM 15. TABLE OF CONTENTS.

Not applicable.

ITEM 16. GENERAL INFORMATION AND HISTORY.

Not applicable.

ITEM 17. INVESTMENT OBJECTIVES AND POLICIES.

Information in response to this item is incorporated by reference from the sections entitled “Investment Program of the Funds” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 18. MANAGEMENT.

Information in response to this item is incorporated by reference from the sections entitled “Management” and “Code of Ethics” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 19. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

Wells Fargo Multi-Strategy 100 Fund I, LLC, a Delaware limited liability company (the “Taxable Investor Feeder Fund”) will invest substantially all of its assets in the Master Fund.  Wells Fargo Multi-Strategy 100 TEI Fund I, LLC, a Delaware limited liability company (the “TEI Feeder Fund”), through its investment in Wells Fargo Multi-Strategy 100 TEI Fund I, LDC, a Cayman Islands limited duration company, will invest substantially all of its assets in the Master Fund.  Either of the Feeder Funds may at that time be deemed to control the Master Fund.  The addition of other investors in the Master Fund or an increase in another, if any, feeder fund’s investment in the Master Fund may alter a Feeder Fund’s potential ability to control the Master Fund.

Each Feeder Fund has informed the Master Fund that, whenever a Feeder Fund, as a direct or indirect investor in the Master Fund, is requested to vote on matters pertaining to the Master Fund (other than the termination of the Master Fund’s business, which may be determined by the Managers of the Master Fund without investor approval), such Fund will seek instructions of its Members, and vote all of such Fund’s interests in the Master Fund proportionately to the instructions received from such Fund’s Members.  Each Feeder Fund shall vote Units for which it receives no voting instructions in the same proportion as the Units for which it receives voting instructions.

The address of each Feeder Fund is the same as that of the Master Fund.

No officers or Managers of the Master Fund currently own any of the outstanding Units in the Master Fund.

Before the commencement of the Master Fund’s operations, the Adviser may be deemed to control the Master Fund.

ITEM 20. INVESTMENT ADVISORY AND OTHER SERVICES.

Information on the investment advisory and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled “Management,” “The Adviser,” “Fees and Expenses,” and “Accountants and Legal Counsel” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 21. PORTFOLIO MANAGERS.

Information about the Master Fund’s portfolio managers is incorporated by reference from the section entitled “The Adviser” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 22. BROKERAGE ALLOCATION AND OTHER PRACTICES.

A description of the Master Fund’s brokerage allocation and other practices is incorporated herein by reference from the section entitled “Brokerage” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 23. TAX STATUS.

Information on the tax status of the Master Fund is incorporated by reference from the section entitled “Taxes” in the Memorandum included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 24. FINANCIAL STATEMENTS.

The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.  Registrant has not conducted any business, other than in connection with its organization.  Also contained in this Registration Statement is the following: Unaudited Financial Information.

THE FINANCIAL INFORMATION THAT FOLLOWS IS UNAUDITED FINANCIAL INFORMATION

Fair Value (Unaudited)

Cash	432,582
Investments in Securities	91,906,592
Accounts Receivable	104,694
Subscriptions in Advance	-
$92,443,868

Accrued & Other Liabilities	358,186
$358,186

Net Assets	$92,085,681

Schedule of Investments as of July 31, 2008 (Unaudited)

Fund Name

HFR DS Opportunity Master Trust

HFR DS Restoration Master Trust

HFR ED PilotRock Master Trust

HFR EM Advantage Master Trust

HFR EM Select Master Trust

HFR HE Acero Fund

HFR HE Ajia-Lighthorse China Growth Fund

HFR HE Europe Performance Master Trust

HFR HE Gartmore Hokuto Master Trust

HFR HE Jade Master Trust

HFR HE Soundpost Master Trust

HFR HE Timescape Master Trust

HFR MA Strategic Master Trust

HFR Macro Cabezon Master Trust

HFR Macro Discovery Master Trust

HFR MF Beach Master Trust

HFR MF Diversified Select Master Trust

HFR MN JDI Master Trust

HFR RVA ARX Master Trust

HFR RVA Combined Master Trust

HFR RVA Lake Hill Master Trust

HFR RVA Titan Master Trust

Effective after the close of business on July 31, 2008, in anticipation of the Master Fund registering as an investment company, the Master Fund received an asset transfer pursuant to a multi-step reorganization transaction, in which the Master Fund assumed the portfolio of Wells Fargo Multi-Strategy 100 Hedge Fund, LLC (the “Onshore Hedge Fund”), except for assets restricted for liquidation purposes or forced redemptions, with the Onshore Hedge Fund’s investors becoming investors in the Taxable Investor Feeder Fund in anticipation of the Taxable Investor Feeder Fund’s registration as an investment company.  After the Onshore Fund’s transaction, the portfolio of Wells Fargo Multi-Strategy 100 Hedge Fund, Ltd. (the “Offshore Hedge Fund”) was contributed to Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Feeder Fund”), which in turn contributed the portfolio to the Master Fund, with t he Offshore Hedge Fund’s investors becoming investors in the TEI Feeder Fund in anticipation of the TEI Feeder Fund’s registration as an investment company.  WFAAM was the investment adviser to the Onshore Hedge Fund and manages the Master Fund in a manner substantially the same as it managed the Onshore Hedge Fund and the Offshore Hedge Fund.

The above unaudited pro forma statement of the Master Fund reflects the above transaction.  The most recently available values of the hedge fund investments that the Master Fund expects to receive are the unaudited values of the underlying investments as of June 30, 2008. The fair value of such investments is reflected as of June 30, 2008. The actual value to be transferred will be based on the unaudited values as of July 31, 2008. Those values will be different than the unaudited values as of June 30, 2008.

The investors in each of the Onshore Hedge Fund and the Offshore Hedge Fund, pursuant to prior written notice from the Adviser, consented to these transactions.

PART C:

OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

(1)

Financial Statements:

Registrant has not conducted any business, other than in connection with its organization.

(2)

Exhibits:

(a)

(i)

Certificate of Formation dated May 15, 2008 filed herewith.

(ii)  Limited Liability Company Agreement dated May 15, 2008 filed herewith.

(b)

Bylaws dated July 17, 2008 filed herewith.

(c)

Not applicable.

(d)

See (2)(a) and (2)(b).

(e)

Not applicable.

(f)

Not applicable.

(g)

Advisory Agreement dated July 31, 2008 filed herewith.

(h)

Not applicable.

(i)

Not applicable.

(j)

Custodian Services Agreement dated July 25, 2008 filed herewith.

(k)

Administration Agreement dated July 29, 2008 filed herewith.

(l)

Not applicable.

(m)

Not applicable.

(n)

Not applicable.

(o)

Not applicable.

(p)

Not applicable.

(q)

Not applicable.

(r)

Code of Ethics filed herewith.

(s)

Power of Attorney filed herewith.

ITEM 26. MARKETING ARRANGEMENTS

Not applicable.  Interests will be issued solely in transactions not involving any “public offering” within the meaning of Section 4(2) of the 1933 Act.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION OF SECURITIES BEING REGISTERED

Not applicable.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Without conceding such relationship, the following persons may be considered to be under common control with Registrant at the time of this filing:

Wells Fargo Multi-Strategy 100 Fund I, LLC

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Wells Fargo Multi-Strategy 100 TEI Fund I, LDC

ITEM 29. Number of Holders of Securities

Set forth below is the number of record holders as of July 31, 2008 of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Units of Limited Liability Company Interests	1

ITEM 30. INDEMNIFICATION

Registrant’s LLC Agreement contains provisions limiting the liability of the Registrant’s Managers and providing for indemnification of the Registrant’s Managers and the directors, officers and employees of the Registrant (including his or her respective executors, heirs, assigns, successors, or other legal representatives) under certain circumstances.  The Registrant hereby undertakes that it will apply the indemnification provision of the LLC Agreement in a manner consistent with Release 40-11330 of the SEC under the 1940 Act, so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

Registrant, in conjunction with the Adviser and Registrant’s Board of Managers, maintains insurance on behalf of any person who is an Independent Manager, officer, employee, or agent of Registrant, against certain liability asserted against him or her and incurred by him or her or arising out of his or her position.  Registrant will not pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information regarding any other business, profession, vocation or employment of a substantial nature in which each executive officer and manager of the Adviser is, or at any time during the past two fiscal years has been, engaged is set forth in the private placement memorandum and/or incorporated by reference to Form ADV filed by the Adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended (File no. 801-60419).  The principal business address of the Adviser is 333 Market Street, 29th Floor, San Francisco, CA 94105.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant’s administrator, PNC Global Investment Servicing Inc., located at 400 Bellevue Parkway, 2nd Floor, Wilmington, Delaware 19809 and custodian, PFPC Trust Company, located at 8800 Tinicum Blvd., Philadelphia, PA 19153, with the exception of certain documents which are in the possession and custody of the Adviser, located at 333 Market Street, 29th Floor, San Francisco, CA 94105, telephone number (415) 371-4000.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. UNDERTAKINGS

Not applicable.

Signatures

Pursuant to requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco and the State of California on the 1st day of August 2008.

WELLS FARGO MULTI-STRATEGY 100 MASTER FUND I, LLC

By:	/s/ Daniel J. Rauchle
Daniel J. Rauchle President

EXHIBIT INDEX

(a)	(i) Certificate of Formation
(ii) Limited Liability Company Agreement
(b)	Bylaws
(g)	Advisory Agreement
(j)	Custodian Services Agreement
(k)	Administration Agreement
(r)	Code of Ethics
(s)	Power of Attorney